Commitments, contingencies and legal proceedings - Contractual obligations (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Within 1 year
Contractual obligations
Purchase obligations	€ 3,630	€ 5,308
Leases commitments	0	0
1-5 years
Contractual obligations
Purchase obligations	767	509
Leases commitments	54	31
More than 5 years
Contractual obligations
Purchase obligations	14	79
Leases commitments	€ 570	€ 192